Offerings - Offering: 1	Sep. 16, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 457,086,052.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,979.87
Offering Note	Aggregate number of securities to which transaction applies: As of September 10, 2025, the maximum number of shares of common stock of WideOpenWest, Inc. (the "Company") to which this transaction applies is estimated to be 87,901,164, which consists of (1) 85,709,412 shares of common stock entitled to receive the per share merger consideration of $5.20 per share (including shares of common stock underlying certain outstanding restricted stock unit awards that are expected to convert into shares of common stock prior to or as of the closing of the transaction) or are otherwise being acquired; and (2) 2,191,752 shares of common stock underlying certain outstanding performance stock unit awards that are expected to convert into shares of common stock prior to or as of the closing of the transaction, which are entitled to receive the per share merger consideration of $5.20 per share. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of September 10, 2025, the underlying value of the transaction was calculated based on the sum of (1) the product of 85,709,412 shares of common stock and the per share merger consideration of $5.20 per share; and (2) the product of 2,191,752 shares of common stock underlying performance stock unit awards that are expected to convert into shares of common stock prior to or as of the closing of the transaction and $5.20. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in note (2) above by .00015310.